PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Prepaid expenses	878,155	884,156	135,503
Tax recoverables	570,913	879,237	134,749
Deposits	17,391	31,774	4,870
Loan to third parties	73,557	19,107	2,928
Interest receivables	14,359	1,484	227
Staff advances	1,866	968	148
Others	61,908	49,458	7,580
	1,618,149	1,866,184	286,005

Prepaid expenses mainly represented the unamortized portion of prepayments made to Microsoft for the cloud computing services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.